Consolidation of subsidiaries (Details Text) (Detail) - BRL (R$)			1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 01, 2019	Jan. 04, 2019	Feb. 28, 2019	Jun. 30, 2019	Dec. 31, 2017
R2TECH
Consolidation of subsidiaries (Details Text)
Ownership - %			49.00%	100.00%	51.00%
Consideration settled in cash				R$ 13,992
BIVA
Consolidation of subsidiaries (Details Text)
Ownership - %	22.65%			100.00%
Consideration settled in cash	R$ 2,000
Subsidiarie Banco Seguro [Member]
Consolidation of subsidiaries (Details Text)
Ownership - %		100.00%		100.00%